Income tax - Reconciliation between theoretical and actual income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income taxes
Profit (loss) before tax	₽ 18,184	₽ 20,616	₽ 14,365
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(3,799)	(3,464)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	82	1,098
Non-deductible expenses	(335)	(319)
Withholding tax	(373)	(338)
Unrecognized deferred tax assets	(4)	(57)
Income tax expense for the year	₽ (4,429)	₽ (3,080)	(3,119)
Discontinued operations
Disclosure of income taxes
Profit (loss) before tax			(2,509)
(Increase)/decrease resulting from the tax effect of:
Income tax expense for the year			201
Continuing and discontinued operations
Disclosure of income taxes
Profit (loss) before tax			11,856
Theoretical income tax expense at the domestic rate in each individual jurisdiction			(2,043)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income			216
Non-deductible expenses			(675)
Withholding tax			(333)
Unrecognized deferred tax assets			(83)
Income tax expense for the year			₽ (2,918)